Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2018
Equity Method Investees
Related Party Transaction [Line Items]
Transactions with Equity Method Investees
In the ordinary course of business, we are involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company's films and television programs, for which the impact on the Company's consolidated balance sheets and consolidated statements of income is as follows (see Note 1 and Note 5):

	March 31,
	2018	2017
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$6.0	$17.9
Other assets, noncurrent	0.2	2.8
Total due from related parties	$6.2	$20.7

Accounts payable and accrued liabilities	$—	$2.5
Participations and residuals, current	6.5	6.4
Participations and residuals, noncurrent	6.0	4.9
Deferred revenue, current	0.2	4.5
Deferred revenue, noncurrent	—	18.8
Total due to related parties	$12.7	$37.1

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Consolidated Statements of Income
Revenues	$8.9	$88.8	$47.7
Direct operating expense	$22.0	$10.5	$12.3
Distribution and marketing expense	$3.5	$0.8	$1.2
General and administrative expense(1)	$(3.7)	$(0.7)	$(0.8)
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(1)Amounts primarily represent reimbursement for certain shared services for equity method investees.